Commitments and Contingencies - Schedule of Future Minimum Contractual Lease Payments for Operating Leases (Details) (10-Q) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Six months ending December 31, 2016	$ 178,742	$ 347,599
2017	292,245	292,245
2018	241,894	241,894
2019	241,275	241,275
2020	247,726	247,726
There after	276,563	276,563
Total future minimum contractual lease payments	$ 1,478,445	$ 1,647,302